Convertible Preferred Shares (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 ₪ / shares shares
Convertible Preferred Shares (Details) [Line Items]
Series B convertible preferred shares		26,499,069	33,729,498
Ordinary shares (in New Shekels per share) | ₪ / shares				₪ 0.000216
Series B Preferred Stock [Member]
Convertible Preferred Shares (Details) [Line Items]
Series B convertible preferred shares	394,626
Series B-2 Preferred Stock [Member]
Convertible Preferred Shares (Details) [Line Items]
Series B convertible preferred shares		172,912
Warrants to purchase	36,775
Gross Proceeds (in Dollars) | $	$ 1,190	$ 3,637	$ 256
Warrants B-2 issuance of shares [Member]
Convertible Preferred Shares (Details) [Line Items]
Issuance of shares		1,021,974	71,977
Series B-1 convertible preferred shares [Member]
Convertible Preferred Shares (Details) [Line Items]
Series B convertible preferred shares				130,000,000